Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000241425 [Member]
Shareholder Report [Line Items]
Fund Name	Bridges Capital Tactical ETF
Class Name	Bridges Capital Tactical ETF
Trading Symbol	BDGS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]
This semi-annual shareholder report contains important information about the Bridges Capital Tactical ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024 (the “Period”). You can find additional information about the Fund at www.bridgesetf.com. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	www.bridgesetf.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$41	0.78%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM FOR THE PERIOD?

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
Since Inception (9/19/2023)
MarketDesk Focused U.S. Dividend ETF - NAV	15.69%
MarketDesk Focused U.S. Dividend ETF - Market	15.86%
S&P 500	25.81%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.marketdeskindices.com for more recent performance information.

Performance Inception Date	Sep. 19, 2023
Net Assets	$ 23,779,706
Holdings Count | holding	9
Advisory Fees Paid, Amount	$ 86,812
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$23,779,706	Advisory Fees	$86,812
# of Portfolio Holdings	9	Portfolio Turnover Rate*	40%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

ASSET WEIGHTING (as a % of Net Assets)
U.S. Treasury Bills	62.3%
Exchange Traded Funds	33.4%
Common Stock	4.1%
Cash & Cash Equivalents	0.2%

TOP HOLDINGS (as a % of Net Assets)
United States Treasury Bill 4.73%, 12/05/2024	24.4%
Alpha Architect 1-3 Month Box ETF	23.3%
United States Treasury Bill 5.07%, 11/14/2024	14.7%
United States Treasury Bill 5.05%, 10/31/2024	12.9%
United States Treasury Bill 5.25%, 10/03/2024	10.3%
SPDR S&P 500 ETF Trust	10.1%
Chevron Corp.	2.1%
PepsiCo, Inc.	2.0%